Long-Term Debt (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended						12 Months Ended						12 Months Ended			12 Months Ended		12 Months Ended				9 Months Ended				9 Months Ended			9 Months Ended			12 Months Ended			9 Months Ended				12 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Multi-Currency Line Of Credit [Member]	Dec. 31, 2012 Domestic And Multi-Currency Line Of Credit Up To $100,000 Due 2013 [Member]	Dec. 31, 2012 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member] PCN	Dec. 31, 2011 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2010 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2012 Variable Rate Senior Unsecured Note Due 2015 [Member]	Sep. 30, 2012 Variable Rate Senior Unsecured Note Due 2015 [Member]	Dec. 31, 2011 Variable Rate Senior Unsecured Note Due 2015 [Member]	Dec. 31, 2010 Variable Rate Senior Unsecured Note Due 2015 [Member]	Dec. 31, 2012 Credit Agreement [Member]	Nov. 29, 2011 Credit Agreement [Member]	Mar. 30, 2011 Credit Agreement [Member]	Dec. 31, 2012 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	Dec. 31, 2011 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	Dec. 31, 2010 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	Sep. 30, 2013 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	Sep. 30, 2012 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	May 19, 2009 5.25% Convertible Senior Unsecured Notes Due 2029 [Member]	Dec. 31, 2012 Letter Of Credit Facility [Member]	Sep. 30, 2013 Letter Of Credit Facility [Member]	Mar. 30, 2011 Letter Of Credit Facility [Member]	Sep. 30, 2013 Standby Letters Of Credit [Member]	Dec. 31, 2012 Standby Letters Of Credit [Member]	Nov. 29, 2011 Additional Credit Facility [Member]	Dec. 31, 2012 Domestic And Multi Currency Line And The 2015 Variable Rate Notes [Member]	Dec. 31, 2012 Series A and B Notes [Member] NN	Aug. 28, 2012 Series A and B Notes [Member]	Dec. 31, 2012 Series A Notes [Member] NN	Aug. 28, 2012 Series A Notes [Member]	Dec. 31, 2012 Series B Notes [Member] NN	Aug. 28, 2012 Series B Notes [Member]	Sep. 30, 2013 Domestic And Multi Currency Line Of Credit Up To $380 Due 2015 [Member]	Jun. 30, 2013 Multi Currency Line Of Credit Fifty Million Due 2015[Member]	Sep. 30, 2013 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member] PCN	Sep. 30, 2012 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member] PCN	Dec. 31, 2012 Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member]	Sep. 30, 2013 Domestic And Multi-Currency Line Of Credit Up To $100,000 Due 2018 [Member]	Sep. 30, 2013 Variable Rate Senior Unsecured Note Due 2018 [Member]	Dec. 31, 2012 Variable Rate Senior Unsecured Note Due 2018 [Member]	Sep. 30, 2012 Variable Rate Senior Unsecured Note Due 2018 [Member]	Sep. 30, 2013 5.75% $300 Million Senior Unsecured Notes	Dec. 31, 2012 LIBOR [Member] Variable Rate Senior Unsecured Note Due 2015 [Member]	Dec. 31, 2012 Agent Base Rate [Member] Variable Rate Senior Unsecured Note Due 2015 [Member]	Dec. 31, 2012 Minimum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2011 Minimum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2012 Minimum [Member] Series A and B Notes [Member]	Sep. 30, 2013 Minimum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member]	Sep. 30, 2012 Minimum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member]	Dec. 31, 2012 Minimum [Member] LIBOR [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2012 Minimum [Member] Agent Base Rate [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2012 Maximum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2011 Maximum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Sep. 30, 2013 Maximum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member]	Sep. 30, 2012 Maximum [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2018 [Member]	Dec. 31, 2012 Maximum [Member] LIBOR [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]	Dec. 31, 2012 Maximum [Member] Agent Base Rate [Member] Domestic And Multi-Currency Line Of Credit Up To $280,000 Due 2015 [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity						$ 50,000,000	$ 100,000,000	$ 280,000,000							$ 380,000,000	$ 430,000,000	$ 330,000,000												$ 100,000,000								$ 380,000,000	$ 0	$ 280,000,000			$ 100,000,000
Debt instrument maturity, year											2015							2029			2029
Debt Instrument, Face Amount											50,000,000							1,000														52,000,000		47,000,000		5,000,000							50,000,000			300,000,000
Debt instrument basis spread on variable rate																																															3.50%	2.00%						2.00%	0.50%					3.25%	1.75%
Weighted average interest rate								3.06%	3.08%		3.75%		3.81%																										2.81%	2.75%	3.06%		3.69%	3.75%	3.75%
Commitment fee percentage								0.38%																															0.38%										0.25%							0.50%
Debt Instrument, Periodic Payment, Principal											2,100,000																						9,400,000		7,000,000																1,000,000
Number Of Pricing Tranches								3																															3	3
Letter of credit facility, amount																									20,000,000	20,000,000	16,300,000	17,700,000
Debt instrument, maturity date							May 29, 2013				Mar. 31, 2015							May 15, 2029															Aug. 28, 2019		Aug. 28, 2022								Mar. 31, 2018			May 15, 2018
Debt instrument maturity days																																																	2 days	3 days		1 day	2 days			31 days	31 days	31 days	31 days
Debt Instrument, Issuance Date															Mar. 30, 2011			May 19, 2009						Mar. 30, 2011							Aug. 28, 2012															May 15, 2013
Debt Instrument, Date of First Required Payment											Mar. 31, 2012																						Aug. 28, 2015		Aug. 28, 2016
Debt facility issuance costs																		3,900,000												2,600,000									1,800,000							8,100,000
Aggregate principal amount of convertible senior notes																							115,000,000
Debt instrument, interest rate																		5.25%			5.25%												6.00%		6.58%											5.75%
Conversion rate of notes (in shares)																		39.2157
Conversion price per share																		$ 25.50
Repurchase price as percentage on principal amount																		100.00%
Long Term Debt	682,849,000	589,463,000	578,330,000	537,291,000							41,667,000	43,750,000	50,000,000					110,197,000	107,058,000		106,752,000	109,387,000
Unamortized discount																		4,800,000	7,900,000
Interest expenses																		9,200,000	8,900,000	8,700,000
Amortization of debt discount	4,665,000	2,835,000	3,811,000	3,566,000	3,340,000													3,200,000	2,900,000	2,700,000
Contractual interest expenses																		6,000,000	6,000,000	6,000,000
Effective interest rate																		8.46%	8.46%
Convertible notes, if-converted value in excess of principal amount																		59,700,000
Carrying amount of equity component recorded as additional paid-in capital																		9,400,000	9,400,000
Numbers Of Notes Series																															2
Debt Instrument, Frequency of Periodic Payment											Quarterly																				Annually												Quarterly
Number Of Payments																																	5		7
Debt Instrument, Decrease, Repayments																																														$ 202,000,000
Debt Issurance Cost Amortization Period																																														5 years
Note Redeem Rate																																														100.00%
Note Repurchase Rate																																														101.00%